UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to June 30, 2016.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Date of Report (Date of earliest event reported): January 22, 2013

WESTGATE RESORTS, LTD.[1]
(exact name of securitizer as specified in its charter)

025-02367	0001657217
(Commission File Number of Securitizer)	(Central Index Key Number of Securitizer)

Rose M. Schindler, Esq. Counsel (561)322-2979

Name and telephone number, including area code, of the person to contact in connection with this filing

Part II: The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1), Item 1.03, are made below.

Westgate Resorts 2012-3 LLC's disclosure and reporting obligations pursuant to Rule 15Ga-1(c)(3) are terminated. The Issuer made the last payment on the outstanding securitized Notes on April 20, 2016.

_________________

1 Westgate Resorts 2012-3 LLC December 14, 2012

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WESTGATE RESORTS, Ltd., a Florida Limited Partnership,
By and Through Westgate Resorts, Inc., its Sole General partner
(Securitizer)

Date: July 14, 2016	By:	/s/ David A. Siegel
David A. Siegel
President

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